Related Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Related Party Transactions [Abstract]
Schedule of outstanding amounts due from related party
	September 30,	June 30,
	2020	2020
Tianjin Zhiyuan Investment Group Co., Ltd.	$384,331	$484,331
Less: allowance for doubtful accounts	(38,433)	(48,433)
Total	$345,898	$435,898

	June 30,	June 30,
	2020	2019
Tianjin Zhiyuan Investment Group Co., Ltd.	$484,331	$897,739
Less: allowance for doubtful accounts	(48,433)	(89,774)
Total	$435,898	$807,965